DISCONTINUED OPERATIONS - Operating Results From Discontinued Operations Included in Consolidated Statements from Operations (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues				19,271
Income before income taxes				1,410
Loss from disposal of the discontinued component				(1,808)
Income tax benefit
Loss from discontinued operations, net of tax				(398)
Non-controlling interest in discontinued operations
Loss from discontinued operations				(398)
Loss per share from discontinued operations -basic				(0.01)
Loss per share from discontinued operations -diluted				(0.01)